Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note  18.  Subsequent Events

Management has evaluated subsequent events through the date of issuance of the financial statements and does not believe any such events warrant recording or disclosure in these financial statements.